Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Income (loss) for the year		$ (476,918)	$ 394,274
Other comprehensive loss:
Changes in the fair value of marketable securities at FVOCI		(1,657)	(2,875)
Other comprehensive loss for the year	[1]	(1,657)	(2,875)
Total comprehensive income (loss) for the year		(478,575)	391,399
Attributable to owners of Turquoise Hill		(152,114)	408,323
Attributable to owner of non-controlling interest		(326,461)	(16,924)
Total comprehensive income (loss) for the year		$ (478,575)	$ 391,399

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2019 (2018: nil).